Note 10 - Lease	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
10.	Lease

The Company has operating lease for offices in the United States and China with remaining lease term of approximately
4.6
years and
1
year, respectively. The operating lease in China includes option to extend the leases that have not
been included in the calculation of the Company’s lease liabilities and ROU assets. Total lease expenses were
$142
and
$210
for the
three
and
six
months ended
June 30, 2018
and were
$195
and
$397
for the
three
and
six
months ended
June 30, 2019,
respectively.

Supplemental balance sheet information related to leases was as follows:

As of June 30,
2019
$

Operating lease ROU asset	2,855

Current portion of operating lease liabilities	535
Operating lease liabilities	2,264
Total lease liabilities	2,799

Maturities of operating lease liabilities are as follows:

$

Six months ending December 31, 2019	249
Year ending December 31, 2020	780
Year ending December 31, 2021	786
Year ending December 31, 2022	789
Year ending December 31, 2023	793
Total lease payments	3,397
Less imputed interest	(598)

Present value of lease liabilities	2,799

Other supplemental information related to leases is summarized below:

Six months ended
June 30, 2019
$

Operating cash flows used in operating lease	434

As of June 30,
2019

Weighted average remaining lease term (years)	3.81
Weighted average discount rate	9.05%

The Company adopted the Lease ASUs effective
January 1, 2019
and did
not
restate prior periods. The undiscounted future minimum payments under non-cancelable operating leases as of
December 31, 2018,
prior to the adoption of the Lease ASUs was as follows:

$

Year ending December 31, 2019	792
Year ending December 31, 2020	798
Year ending December 31, 2021	786
Year ending December 31, 2022	789
Year ending December 31, 2023	793

Total	3,958